JPMorgan Liquid Assets Money Market Fund Annual Fund Operating Expenses - Investor Shares [Member] - JPMorgan Liquid Assets Money Market Fund - Investor	Feb. 28, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.08%
Component1 Other Expenses	0.35%
Component2 Other Expenses	0.06%
Other Expenses (as a percentage of Assets):	0.41%
Expenses (as a percentage of Assets)	0.49%